Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Shares Repurchase [Member] ¥ in Millions	Mar. 15, 2022 CNY (¥) shares
Subsequent Event [Line Items]
Stock repurchase program authorized amount | ¥	¥ 100
Number of ordinary shares representing american depositary shares | shares	15
Stock Repurchase Program, Period in Force	24 months
Stock repurchase program starting date	Mar. 16, 2022